REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET - Summary of other income (expense), net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
REVENUES, OTHER GAIN (LOSS), NET AND OTHER (EXPENSE) INCOME, NET
Government grants	¥ 56,867	$ 8,245	¥ 100,759	¥ 5,869
Income from ADS Reimbursement	10,386	1,506	9,967	5,219
Value added tax transferred out	(32,766)	(4,751)	(23,721)	(20,904)
Gain on disposal of property and equipment	156	23	7,107	2,242
Others	(11,636)	(1,687)	935	(3,236)
Total	¥ 23,007	$ 3,336	¥ 95,047	¥ (10,810)